Share-Based Payments - Summary of Fair Value of Equity Instruments Granted (Detail) (Detail) - Performance Shares [Member] - Gold Fields Limited 2012 Share Plan Amended [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Monte Carlo simulation
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	64.30%	58.10%
Expected term (years)	3 years	3 years
Dividend yield
Weighted average three-year risk free interest rate (based on US interest rates)	1.60%	0.50%
Weighted average fair value (United States dollars)	4.2	2.6